GOING CONCERN (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2021	Oct. 31, 2021	Oct. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Loss from operations	$ 2,762,430	$ 1,392,957	$ 5,662,124	$ 11,791,721	$ 12,744,103	$ 12,437,941
Accumulated deficit	47,501,985		47,501,985		41,624,749	28,868,189
Working capital deficit	6,451,479		6,451,479		3,609,174
Net losses	$ 2,727,457	$ 1,408,908	$ 5,877,236	$ 11,798,408	$ 12,756,560	$ 12,582,967